Debt - Summary of Indebtedness (Details) $ in Thousands	Dec. 31, 2023 USD ($) aircraft engine	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 46,695,532
Debt Instrument [Line Items]
Commitment	57,658,087
Undrawn amounts	10,962,555
Debt issuance costs, debt discounts and debt premium	(212,622)	$ (268,723)
Debt	46,483,903	46,532,960
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	46,695,532
Line of credit facility and other available secured debt, remaining borrowing capacity	$ 11,000,000
Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	334
Unsecured
Debt Instrument [Line Items]
Commitment	$ 43,570,349
Undrawn amounts	9,275,000
Amount outstanding	34,295,349	34,710,500
Unsecured | AerCap Trust (b) & AICDC Notes (c)
Debt Instrument [Line Items]
Commitment	31,215,349
Undrawn amounts	0
Amount outstanding	$ 31,215,349	32,700,000
Weighted average interest rate	3.59%
Unsecured | Asia and Citi revolving credit facilities
Debt Instrument [Line Items]
Commitment	$ 9,300,000
Undrawn amounts	9,275,000
Amount outstanding	$ 25,000	0
Weighted average interest rate	6.93%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 3,055,000
Undrawn amounts	0
Amount outstanding	$ 3,055,000	2,010,500
Weighted average interest rate	6.81%
Secured
Debt Instrument [Line Items]
Commitment	$ 11,837,738
Undrawn amounts	1,687,555
Amount outstanding	10,151,176	9,814,176
Secured | Export credit facilities
Debt Instrument [Line Items]
Commitment	1,034,687
Undrawn amounts	0
Amount outstanding	$ 1,034,687	1,058,269
Weighted average interest rate	2.49%
Additional commitment	$ 800,000
Secured | Export credit facilities | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	38
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Commitment	$ 7,985,863
Undrawn amounts	318,500
Amount outstanding	$ 7,667,363	7,499,339
Weighted average interest rate	6.17%
Secured | Institutional secured term loans & secured portfolio loans | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	243
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 2,075,000
Undrawn amounts	1,042,849
Amount outstanding	$ 1,032,151	717,558
Weighted average interest rate	7.41%
Secured | AerFunding Revolving Credit Facility | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	39
Secured | Other secured debt
Debt Instrument [Line Items]
Commitment	$ 742,188
Undrawn amounts	326,206
Amount outstanding	$ 415,982	537,232
Weighted average interest rate	5.73%
Secured | Other secured debt | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	14
Number of engines pledged as collateral | engine	74
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	993	1,778
Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	2,250,000	2,277,007
Subordinated | Subordinated notes
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	2,250,000
Weighted average interest rate	6.64%
Subordinated | Subordinated debt issued by VIEs
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	$ 0	27,219
Weighted average interest rate	0.00%
Subordinated | Subordinated debt fair value adjustment
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	0	$ (212)
Floating Rate Debt
Debt Instrument [Line Items]
Debt	$ 10,300,000